Other financial liabilities	12 Months Ended
Dec. 31, 2017
Other financial liabilities [Abstract]
Other financial liabilities

35.        Other financial liabilities

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
At fair value
Non-current
Derivatives
Cross currency swap contracts — cash flow hedges	1,919	74,170	—
Current
Derivatives
Cross currency swap contracts — cash flow hedges	742	6,348	—
Cross currency swap contracts	—	—	1,459
Foreign currency forward contracts	2	—	—
	744	6,348	1,459
	2,663	80,518	1,459

Please refer to Note 40 for more details.